Victory Sycamore Established Value Fund Expense Example, No Redemption - Victory Sycamore Established Value Fund - Class C	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 187
Expense Example, No Redemption, 3 Years	589
Expense Example, No Redemption, 5 Years	1,017
Expense Example, No Redemption, 10 Years	$ 1,946